Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Fair Values of Financial Instruments Carried at Amortised Cost

	30 June 2019		31 December 2018
	Fair value £m	Carrying value £m	Fair value £m	Carrying value £m
Assets
Loans and advances to customers	207,289	202,726	204,391	201,619
Loans and advances to banks	2,949	2,966	3,476	3,515
Reverse repurchase agreements- non trading	22,416	22,409	21,130	21,127
Other financial assets at amortised cost	7,167	7,136	7,110	7,228

	239,821	235,237	236,107	233,489

Liabilities
Deposits by customers	176,504	176,344	173,783	173,692
Deposits by banks	16,514	16,503	17,836	17,824
Repurchase agreements- non trading	14,779	14,771	10,923	10,910
Debt securities in issue	55,218	53,967	56,695	55,906
Subordinated liabilities	4,235	3,645	3,825	3,601

	267,250	265,230	263,062	261,933

Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis

The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2019 and 31 December 2018, analysed by their levels in the fair value hierarchy – Level 1, Level 2 and Level 3.

		30 June 2019				31 December 2018
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivatives	Exchange rate contracts	—	4,402	22	4,424	—	4,324	25	4,349	A
	Interest rate contracts	—	2,042	5	2,047	—	2,560	6	2,566	A & C
	Equity and credit contracts	—	209	79	288	—	194	84	278	B & D
	Netting	—	(1,261)	—	(1,261)	—	(1,872)	—	(1,872)

		—	5,392	106	5,498	—	5,206	115	5,321

Other financial assets at FVTPL	Loans and advances to customers	—	439	94	533	—	427	82	509	A
	Debt securities	24	76	562	662	26	2,343	894	3,263	A, B & D
	Equity securities	16	—	110	126	14	—	79	93	B
	Reverse repurchase agreements – non trading	—	—	—	—	—	2,272	—	2,272	A

		40	515	766	1,321	40	5,042	1,055	6,137

Financial assets at FVOCI	Debt securities	12,781	588	—	13,369	12,487	742	—	13,229	D
	Loans and advances to customers	—	—	69	69	—	—	73	73	D

		12,781	588	69	13,438	12,487	742	73	13,302

Total assets at fair value		12,821	6,495	941	20,257	12,527	10,990	1,243	24,760

Liabilities
Derivatives	Exchange rate contracts	—	930	1	931	—	528	23	551	A
	Interest rate contracts	—	2,197	8	2,205	—	2,736	7	2,743	A & C
	Equity and credit contracts	—	127	31	158	—	132	40	172	B & D
	Netting	—	(1,261)	—	(1,261)	—	(1,872)	—	(1,872)

		—	1,993	40	2,033	—	1,524	70	1,594

Other financial liabilities at FVTPL	Debt securities in issue	—	1,065	7	1,072	—	983	7	990	A
	Structured deposits	—	104	29	133	—	104	29	133	A
	Repurchase agreements – non trading	—	—	—	—	—	2,110	—	2,110	A
	Collateral and associated financial guarantees	—	407	21	428	—	3,040	13	3,053	D

		—	1,576	57	1,633	—	6,237	49	6,286

Total liabilities at fair value		—	3,569	97	3,666	—	7,761	119	7,880

Summary of Fair Value Adjustment
The magnitude and types of fair value adjustment are listed in the following table:

	30 June 2019 £m	31 December 2018 £m
Risk-related:
– Bid-offer and trade specific adjustments	17	13
– Uncertainty	37	36
– Credit risk adjustment	8	9
– Funding fair value adjustment	5	4

	67	62

Model-related	1	5

	68	67

Movement of Assets and Liabilities Measured at Fair Value Using Valuation Technique With Significant Unobservable Inputs (Level 3)

The following table sets out the movements in Level 3 financial instruments in H119 and H118:

	Assets						Liabilities
		Other						Other
		financial	Financial		Assets			financial	Liabilities
		assets at	assets at	Financial	held			liabilities at	held
	Derivatives	FVTPL	FVOCI	investments	for sale	Total	Derivatives	FVTPL	for sale	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2019	115	1,055	73		—	1,243	(70)	(49)	—	(119)
Total gains/(losses) recognised in profit or loss:
– Fair value movements	3	32	—		—	35	(1)	(5)	—	(6)
– Foreign exchange/other movements	—	3	—		—	3	—	(3)	—	(3)
Transfers in	—	11	—		—	11	—	—	—	—
Additions	3	188	—		—	191	—	(2)	—	(2)
Settlements	(15)	(523)	(4)		—	(542)	31	2	—	33

At 30 June 2019	106	766	69		—	941	(40)	(57)	—	(97)

Gains/(losses) recognised in profit or loss relating to assets and liabilities held at the end of the period	3	35	—		—	38	(1)	(8)	—	(9)

At 31 December 2017	64	240		53	—	357	(63)	(6)	—	(69)
Adoption of IFRS 9	—	598	199	(53)	—	744	—	—	—	—

At 1 January 2018	64	838	199		—	1,101	(63)	(6)	—	(69)
Total gains/(losses) recognised in profit or loss:
– Fair value movements	26	(5)	(4)		—	17	4	—	—	4
– Foreign exchange/other movements	(5)	—	—		—	(5)	5	—	—	5
Transfers in	—	19	—		—	19	—	—	—	—
Transfer to held for sale	(2)	(69)	—		71	—	1	—	(1)	—
Additions	—	—	17		—	17	—	—	—	—
Sales	—	(23)	—		—	(23)	—	—	—	—
Settlements	(21)	—	(37)		—	(58)	15	—	—	15

At 30 June 2018	62	760	175		71	1,068	(38)	(6)	(1)	(45)

Gains/(losses) recognised in profit or loss on assets and liabilities held at the end of the period	21	(5)	(4)			12	9	—	—	9